Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Commitments and contingencies

19.Commitments and contingencies

The Company’s commitments and contingencies relate to its ongoing operating activities, mainly research and development programs, as well as its leased corporate space.

In the normal course of business, we conduct product research and development programs through collaborative programs that include, among others, arrangements with universities, contract research organizations and clinical research sites. We have contractual arrangements with these organizations.

We lease our corporate, laboratory and other facilities under multiple leases at the EPFL Innovation Park in Ecublens, near Lausanne, Canton of Vaud, Switzerland. Our lease agreements have no termination clauses longer than a 12-month contractual notice period. The Company recognizes a right-of-use asset for its leases, except for short-term and low-value leases as indicated in Note 3. See “Note 5. Right-of-use assets, long-term financial assets and lease liabilities” for the contractual undiscounted cash flows for lease obligations.

	As of
	December 31,
In CHF thousands	2024	2023
Within 1 year	27,554	21,746
Between 1 and 3 years	11,652	16,920
Between 3 and 5 years	4,008	7,632
More than 5 years	65	1,270
Total	43,279	47,568